UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     January 18, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-03779 - Name Change-Formerly Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     74

Form13F Information Table Value Total:     $201,660 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2135    54138 SH       OTHER                   54138        0        0
ADOBE SYS INC                  COM              00724F101     4478   121165 SH       OTHER                  121165        0        0
AETNA INC NEW                  COM              00817Y108     4963    52625 SH       OTHER                   52625        0        0
AIR PRODS & CHEMS INC          COM              009158106     3496    59060 SH       OTHER                   58640      420        0
ALCOA INC                      COM              013817101      258     8735 SH       OTHER                    8735        0        0
ALLSTATE CORP                  COM              020002101     4606    85180 SH       OTHER                   85180        0        0
AMGEN INC                      COM              031162100     3445    43680 SH       OTHER                   42655     1025        0
ANADARKO PETE CORP             COM              032511107     2418    25525 SH       OTHER                   25525        0        0
APPLE COMPUTER INC             COM              037833100     5645    78520 SH       OTHER                   78520        0        0
AT&T INC                       COM              00206R102      966    39451 SH       OTHER                   39451        0        0
BANK OF AMERICA CORPORATION    COM              060505104     3674    79609 SH       OTHER                   79264      345        0
BB&T CORP                      COM              054937107     1041    24831 SH       OTHER                   24831        0        0
BELLSOUTH CORP                 COM              079860102      231     8516 SH       OTHER                    7226     1290        0
BEST BUY INC                   COM              086516101     3678    84592 SH       OTHER                   84592        0        0
BP PLC                         SPONSORED ADR    055622104      227     3536 SH       SOLE                     2466     1070        0
CATERPILLAR INC DEL            COM              149123101     2576    44594 SH       OTHER                   44594        0        0
CHEVRON CORP NEW               COM              166764100      804    14171 SH       OTHER                   14171        0        0
CISCO SYS INC                  COM              17275R102     1032    60290 SH       OTHER                   55735     4555        0
CIT GROUP INC                  COM              125581108     3306    63845 SH       OTHER                   63845        0        0
CITIGROUP INC                  COM              172967101     2672    55064 SH       OTHER                   54784      280        0
COCA COLA CO                   COM              191216100      332     8235 SH       OTHER                    8235        0        0
COLGATE PALMOLIVE CO           COM              194162103      241     4400 SH       OTHER                    4400        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1771    68933 SH       OTHER                   68933        0        0
COMMUNITY BKS INC MILLERSBUR   COM              203628102      365    13053 SH       OTHER                   13053        0        0
CONOCOPHILLIPS                 COM              20825C104     4095    70384 SH       OTHER                   68929     1455        0
DELL INC                       COM              24702R101     1621    54115 SH       OTHER                   52655     1460        0
DU PONT E I DE NEMOURS & CO    COM              263534109      365     8581 SH       OTHER                    8581        0        0
E M C CORP MASS                COM              268648102     1383   101514 SH       OTHER                  101514        0        0
EATON CORP                     COM              278058102      437     6519 SH       SOLE                     6519        0        0
EBAY INC                       COM              278642103     2658    61498 SH       OTHER                   61498        0        0
EXELON CORP                    COM              30161N101     5434   102251 SH       OTHER                  102251        0        0
EXXON MOBIL CORP               COM              30231G102     4470    79582 SH       OTHER                   79376      206        0
FEDEX CORP                     COM              31428X106      221     2134 SH       OTHER                    2134        0        0
GENERAL ELECTRIC CO            COM              369604103     7189   205101 SH       OTHER                  204236      865        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4185    82910 SH       OTHER                   82910        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4083    31970 SH       OTHER                   31860      110        0
HARLEYSVILLE NATL CORP PA      COM              412850109     3422   179167 SH       OTHER                  179167        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      264    14687 SH       OTHER                   14687        0        0
HONEYWELL INTL INC             COM              438516106     3242    87021 SH       OTHER                   86456      565        0
INTEL CORP                     COM              458140100     1953    78262 SH       OTHER                   75352     2910        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1550    18853 SH       OTHER                   18748      105        0
JOHNSON & JOHNSON              COM              478160104     4125    68630 SH       OTHER                   66695     1935        0
JP MORGAN CHASE & CO           COM              46625H100      251     6323 SH       OTHER                    4748     1575        0
KNBT BANCORP INC               COM              482921103      229    14045 SH       SOLE                    14045        0        0
MBNA CORP                      COM              55262L100     2240    82493 SH       OTHER                   82493        0        0
MCGRAW HILL COS INC            COM              580645109     5502   106575 SH       OTHER                  106575        0        0
MEDTRONIC INC                  COM              585055106     1889    32820 SH       OTHER                   31390     1430        0
MELLON FINL CORP               COM              58551A108      287     8378 SH       OTHER                    8378        0        0
MERCK & CO INC                 COM              589331107      652    20506 SH       OTHER                   19761      745        0
MICROSOFT CORP                 COM              594918104      289    11064 SH       OTHER                    7314     3750        0
MORGAN STANLEY                 COM NEW          617446448      429     7558 SH       OTHER                    6738      820        0
NATIONAL PENN BANCSHARES INC   COM              637138108      371    19462 SH       OTHER                   19462        0        0
NIKE INC                       CL B             654106103     2427    27960 SH       OTHER                   27960        0        0
NORFOLK SOUTHERN CORP          COM              655844108      403     9000 SH       SOLE                     9000        0        0
PARKER HANNIFIN CORP           COM              701094104      237     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     5017    84917 SH       OTHER                   84662      255        0
PNC FINL SVCS GROUP INC        COM              693475105      722    11684 SH       OTHER                   10489     1195        0
PPL CORP                       COM              69351T106     5990   203733 SH       OTHER                  203733        0        0
PROCTER & GAMBLE CO            COM              742718109     6077   104987 SH       OTHER                  104897       90        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1718    26441 SH       OTHER                   26441        0        0
QUALCOMM INC                   COM              747525103     4127    95802 SH       OTHER                   95802        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      276    11897 SH       SOLE                    11897        0        0
SCHLUMBERGER LTD               COM              806857108     3153    32451 SH       OTHER                   31476      975        0
STARBUCKS CORP                 COM              855244109     3100   103310 SH       OTHER                  100970     2340        0
STRYKER CORP                   COM              863667101     1489    33515 SH       OTHER                   33390      125        0
SYSCO CORP                     COM              871829107     1719    55365 SH       OTHER                   55065      300        0
TEXAS INSTRS INC               COM              882508104     2635    82158 SH       OTHER                   82158        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5504    98440 SH       OTHER                   98440        0        0
UNIVEST CORP PA                COM              915271100    19741   813371 SH       OTHER                  813371        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2660    51550 SH       OTHER                   51460       90        0
VERIZON COMMUNICATIONS         COM              92343V104     3028   100539 SH       OTHER                  100539        0        0
WACHOVIA CORP 2ND NEW          COM              929903102     5737   108538 SH       OTHER                  107878      660        0
WALGREEN CO                    COM              931422109     3788    85580 SH       OTHER                   85500       80        0
WELLS FARGO & CO NEW           COM              949746101     4916    78247 SH       OTHER                   77892      355        0